INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 2,071,402	$ 1,993,815
Offsetting presentation	(521,345)	(524,303)
Net Effect	1,550,057	1,469,512	$ 1,543,624
Property, plant and equipment [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	1,397,529	1,374,164
Financial Instruments [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	42,384	18,887
Biological Assets [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	481,293	469,770
Inventory [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	60,729	56,101
Prepaid Expenses [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	37,378	34,889
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	5,419	6,089
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 46,670	$ 33,915